Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares HKD ($) shares	Ordinary shares USD ($) shares	Additional Paid-in Capital HKD ($)	Additional Paid-in Capital USD ($)	Retained Earnings HKD ($)	Retained Earnings USD ($)	HKD ($) shares		USD ($) shares
Balance in US$ (in Dollars)	$ 783		$ 99,217		$ 6,863,247		$ 6,963,247
Balance at Mar. 31, 2021	$ 783		99,217		6,863,247		6,963,247
Balance (in Shares) at Mar. 31, 2021 | shares	16,000,000	16,000,000
Net income					9,440,390		9,440,390
Balance (in Shares) at Mar. 31, 2022 | shares	16,000,000	16,000,000
Dividends distribution					(1,558,000)		(1,558,000)
Balance at Mar. 31, 2022	$ 783		99,217		14,745,637		14,845,637
Balance (in Shares) at Mar. 31, 2022 | shares	16,000,000	16,000,000
Balance in US$ (in Dollars)	$ 783		99,217		14,745,637		14,845,637
Net income					6,292,870		$ 6,292,870
Balance (in Shares) at Mar. 31, 2023 | shares	16,000,000	16,000,000					16,000,000	[1]	16,000,000	[1]
Balance at Mar. 31, 2023	$ 783		99,217		21,038,507		$ 21,138,507
Balance (in Shares) at Mar. 31, 2023 | shares	16,000,000	16,000,000					16,000,000	[1]	16,000,000	[1]
Balance in US$ (in Dollars)	$ 783		99,217		21,038,507		$ 21,138,507
Net income					9,936,794		$ 9,936,794		$ 1,269,732
Balance (in Shares) at Mar. 31, 2024 | shares	16,000,000	16,000,000					16,000,000	[1]	16,000,000	[1]
Balance at Mar. 31, 2024	$ 783	$ 100	99,217	$ 12,678	30,975,301	$ 3,958,050	$ 31,075,301		$ 3,970,828
Balance (in Shares) at Mar. 31, 2024 | shares	16,000,000	16,000,000					16,000,000	[1]	16,000,000	[1]
Balance in US$ (in Dollars)	$ 783	$ 100	$ 99,217	$ 12,678	$ 30,975,301	$ 3,958,050	$ 31,075,301		$ 3,970,828

[1]	Giving retroactive effect to the 160,000-for-1 share split effected on May 10, 2023.